OTHER INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of Other Income (Expense), Net
Included in other income (expense), net, in Dole’s consolidated statements of operations were the following items:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
Rental income	$5,202	$2,708	$2,270
Unrealized gain on foreign currency denominated borrowings	5,453	—	—
Loss on investments	(286)	—	—
Non-service components of net periodic pension benefit (cost)	176	(2,169)	(419)
Gain (loss) on contingent consideration	(1,036)	(519)	228
Other	(851)	(139)	2,062
Other income (expense), net	$8,658	$(119)	$4,141